Summary of Net Properties and Equipment (Detail) $ in Thousands		Dec. 31, 2017 USD ($) Vessel	Mar. 31, 2017 USD ($) Vessel
Property, Plant and Equipment [Line Items]
Vessels and related equipment		$ 850,268
Other properties and equipment		5,710
Properties and equipment, gross		855,978
Less accumulated depreciation and amortization		18,458
Net properties and equipment		$ 837,520
Number Of Vessels | Vessel	[1]	227
Owned Vessels in Active Service
Property, Plant and Equipment [Line Items]
Net properties and equipment		$ 632,978
Number Of Vessels | Vessel	[1]	138
Stacked Vessels
Property, Plant and Equipment [Line Items]
Net properties and equipment		$ 189,710
Number Of Vessels | Vessel	[1]	89
Marine Equipment and Other Assets Under Construction
Property, Plant and Equipment [Line Items]
Net properties and equipment		$ 9,501
Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Net properties and equipment	[2]	$ 5,331
Predecessor
Property, Plant and Equipment [Line Items]
Vessels and related equipment			$ 3,407,760
Other properties and equipment			69,670
Properties and equipment, gross			3,477,430
Less accumulated depreciation and amortization			612,668
Net properties and equipment			$ 2,864,762
Number Of Vessels | Vessel	[1]		244
Predecessor | Owned Vessels in Active Service
Property, Plant and Equipment [Line Items]
Net properties and equipment			$ 1,990,049
Number Of Vessels | Vessel	[1]		143
Predecessor | Stacked Vessels
Property, Plant and Equipment [Line Items]
Net properties and equipment			$ 793,606
Number Of Vessels | Vessel	[1]		101
Predecessor | Marine Equipment and Other Assets Under Construction
Property, Plant and Equipment [Line Items]
Net properties and equipment			$ 53,611
Predecessor | Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Net properties and equipment	[2]		$ 27,496

[1]	Vessel count excludes vessels operated under sale leaseback agreements.
[2]	Other property and equipment at March 31, 2017 includes eight remotely operated vehicles, all of which were sold in December 2017.